Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 6 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Trade accounts receivable	$534,970	$254,789
Less: Allowance for credit loss	(201,995)	(108,936)
Accounts receivable, net	$332,975	$145,853

Allowance for credit losses movement is as follows:

	December 31, 2025	December 31, 2024
Beginning balance	$108,936	$279
Provision for credit losses	89,719	110,229
Foreign exchange translation	3,340	(1,572)
Ending balance	$201,995	$108,936